Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Voyage revenue	$ 478,109,000	$ 380,397,000	$ 412,433,000
EXPENSES:
Voyage expenses	(5,291,000)	(5,847,000)	(2,649,000)
Voyage expenses-related parties (Note 3)	(5,282,000)	(3,201,000)	(3,093,000)
Vessels’ operating expenses	(116,101,000)	(110,571,000)	(103,799,000)
General and administrative expenses	(3,051,000)	(2,908,000)	(3,151,000)
General and administrative expenses – related parties (Note 3)	(6,379,000)	(6,255,000)	(6,366,000)
Management fees-related parties (Note 3)	(21,319,000)	(19,533,000)	(18,693,000)
Amortization of dry-docking and special survey costs (Note 7)	(8,948,000)	(7,290,000)	(7,627,000)
Depreciation (Notes 6, 11 and 20)	(113,462,000)	(96,261,000)	(96,448,000)
Amortization of prepaid lease rentals, net (Notes 11 and 12)	0	(8,150,000)	(8,429,000)
Loss on sale / disposal of vessels, net (Note 6)	(19,589,000)	(3,071,000)	(4,856,000)
Loss on vessels held for sale (Note 6)	(2,495,000)	(101,000)	(2,379,000)
Vessels impairment loss (Notes 6 and 7)	(3,042,000)	0	(17,959,000)
Foreign exchange gains / (losses), net	(27,000)	(51,000)	31,000
Operating income	173,123,000	117,158,000	137,015,000
OTHER INCOME / (EXPENSES):
Interest income	3,349,000	3,454,000	2,643,000
Interest and finance costs (Note 16)	(89,007,000)	(63,992,000)	(69,840,000)
Swaps breakage cost, net (Note 18)	(16,000)	(1,234,000)	0
Equity gain on investments (Note 9)	11,369,000	12,051,000	3,381,000
Other, net	784,000	350,000	593,000
Loss on derivative instruments, net (Note 18)	(603,000)	(548,000)	(916,000)
Total other expenses	(74,124,000)	(49,919,000)	(64,139,000)
Net Income	98,999,000	67,239,000	72,876,000
Earnings allocated to Preferred Stock (Note 15)	(31,269,000)	(30,503,000)	(21,063,000)
Net income available to Common Stockholders	$ 67,730,000	$ 36,736,000	$ 51,813,000
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.59	$ 0.33	$ 0.52
Weighted average number of shares, basic and diluted (Note 15) (in shares)	115,747,452	110,395,134	100,527,907